Company Information - Share-based payments (Details) - AGA	Dec. 08, 2022 EquityInstruments employee
Company Information
Number of other equity instruments granted in share-based payment arrangement | EquityInstruments	373,000
Number of employees for whom bonus shares were granted | employee	110